UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a)

Matrix Advisors Value ETF Ticker: MAVF Listed on: NYSE Arca, Inc.	June 30, 2025 Annual Shareholder Report https://matrixadvisorsvalueetf.com

This annual shareholder report contains important information about the Matrix Advisors Value ETF (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://matrixadvisorsvalueetf.com. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$99	0.91%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Ten Year
Matrix Advisors Value ETF - NAV	17.94%	16.38%	10.26%
Russell 1000 Value Benchmark Index	13.70%	13.93%	9.19%
S&P 500 Index	15.16%	16.64%	13.65%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

On February 21, 2025, the Fund acquired all of the assets and liabilities of the Matrix Advisors Value Fund, Inc. (the “Predecessor Mutual Fund”) in a tax-free reorganization (the “Reorganization”). The Predecessor Mutual Fund had an investment objective and investment strategies that were substantially similar as those of the Fund. The Fund’s performance for periods prior to February 21, 2025 is that of the Predecessor Mutual Fund.

Visit https://matrixadvisorsvalueetf.com for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the fiscal year (7/1/24-6/30/25), MAVF was up +17.94% versus the S&P 500® Index gain of +15.16% and the Russell 1000® Value gain of +13.70%. For the year, all sectors contributed to MAVF performance except for Consumer Staples. The portfolio’s strongest performing sectors were Financials, Technology, and Communications Services. The MAVF portfolio is built one stock at a time. Sector weightings reflect where the Fund is finding its best ideas. The Financial, Technology and Communications Services sectors within the Fund performed well because they delivered good earnings and positive outlooks for their businesses going forward.

Annual Shareholder Report: June 30, 2025

Matrix Advisors Value ETF Ticker: MAVF Listed on: NYSE Arca, Inc.	June 30, 2025 Annual Shareholder Report https://matrixadvisorsvalueetf.com

MAVF’s outperformance compared to its benchmarks was primarily driven by sector allocation and stock selection. The Fund’s overweight allocation to Financial holdings and stock selection in that sector were the key factors to its outperformance of the S&P 500®. The Fund’s allocation to Technology holdings was a significant factor in absolute returns, though stock selection in that sector underperformed the S&P 500®. The primary reason MAVF outperformed the Russell 1000® Value Index was also because of the relative outperformance of its Financial and Technology holdings.

KEY FUND STATISTICS (as of Period End)
Net Assets	$74,097,679	Advisory Fees	$519,568
# of Portfolio Holdings	30	Fees Waived and/or Expenses Reimbursed	$(59,282)
Portfolio Turnover Rate*	26%	Net Advisory Fees Paid	$460,286
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	30.4%
Information Technology	22.4%
Communication Services	14.6%
Health Care	8.8%
Consumer Discretionary	8.6%
Industrials	8.4%
Consumer Staples	4.0%
Cash and Cash Equivalents	2.8%

TOP 10 HOLDINGS (as a % of Net Assets)
Microsoft Corp.	8.2%
Alphabet, Inc. - Class C	6.9%
Amazon.com, Inc.	5.5%
Apple, Inc.	5.2%
Meta Platforms, Inc. - Class A	4.8%
Morgan Stanley	4.7%
Goldman Sachs Group, Inc.	4.6%
JPMorgan Chase & Co.	4.2%
PayPal Holdings, Inc.	3.9%
Wells Fargo & Co.	3.8%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. On February 21, 2025, the Fund acquired all of the assets and liabilities of the Predecessor Mutual Fund in a tax-free reorganization. The reporting period covered by this report is July 1, 2024 through June 30, 2025. Operations prior to February 21, 2025 were for the Predecessor Mutual Fund.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2025, at https://matrixadvisorsvalueetf.com or by calling (215) 330-4476.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://matrixadvisorsvalueetf.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: June 30, 2025

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 6/30/2025
(a) Audit Fees	$8,750
(b) Audit-Related Fees	N/A
(c) Tax Fees	$2,250
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public

Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.

(a)

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 97.2%	Shares	Value
Communication Services - 14.6%
Cable & Satellite - 2.9%
Comcast Corp. - Class A	59,969	$2,140,293
		$–
Interactive Media & Services - 11.7%
Alphabet, Inc. - Class C	28,733	5,096,947
Meta Platforms, Inc. - Class A	4,811	3,550,951
		8,647,898
Total Communication Services		10,788,191

Consumer Discretionary - 8.6%
Broadline Retail - 5.5%
Amazon.com, Inc. (a)	18,440	4,045,552
		$–
Home Improvement Retail - 3.1%
Lowe's Cos., Inc.	10,530	2,336,291
Total Consumer Discretionary		6,381,843

Consumer Staples - 4.0%
Packaged Foods & Meats - 1.5%
Tyson Foods, Inc. - Class A	20,052	1,121,709
		$–
Soft Drinks & Non-alcoholic Beverages - 2.5%
PepsiCo, Inc.	14,148	1,868,102
Total Consumer Staples		2,989,811

Financials - 30.4%(b)
Asset Management & Custody Banks - 2.8%
Bank of New York Mellon Corp.	22,470	2,047,241
		$–
Diversified Banks - 14.2%
JPMorgan Chase & Co.	10,758	3,118,852
PNC Financial Services Group, Inc.	13,128	2,447,322
US Bancorp	47,632	2,155,348
Wells Fargo & Co.	35,177	2,818,381
		10,539,903

Investment Banking & Brokerage - 9.3%
Goldman Sachs Group, Inc.	4,784	3,385,876
Morgan Stanley	24,816	3,495,582
		6,881,458

The accompanying notes are an integral part of these financial statements.

1

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.2% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 4.1%
Fiserv, Inc. (a)	847	$146,031
PayPal Holdings, Inc. (a)	39,192	2,912,750
		3,058,781
Total Financials		22,527,383

Health Care - 8.8%
Biotechnology - 2.5%
Amgen, Inc.	6,529	1,822,962

Health Care Equipment - 4.6%
Medtronic PLC	27,759	2,419,752
Zimmer Biomet Holdings, Inc.	11,160	1,017,904
		3,437,656
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	3,030	1,228,544
Total Health Care		6,489,162

Industrials - 8.4%
Aerospace & Defense - 3.0%
L3Harris Technologies, Inc.	8,867	2,224,198

Air Freight & Logistics - 3.1%
FedEx Corp.	9,951	$ 2,261,962

Electrical Components & Equipment - 2.3%
Generac Holdings, Inc. (a)	11,990	1,717,088
Total Industrials		6,203,248

Information Technology - 22.4%
Communications Equipment - 1.2%
Cisco Systems, Inc.	12,622	875,714

Electronic Manufacturing Services - 2.4%
TE Connectivity PLC	10,783	1,818,769

Semiconductor Materials & Equipment - 2.2%
Applied Materials, Inc.	8,759	1,603,510

Semiconductors - 3.2%
QUALCOMM, Inc.	14,734	2,346,537

Systems Software - 8.2%
Microsoft Corp.	12,281	6,108,692
		$–

The accompanying notes are an integral part of these financial statements.

2

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.2% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	18,705	$3,837,705
Total Information Technology		16,590,927
TOTAL COMMON STOCKS (Cost $34,210,586)		71,970,565

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
First American Government Obligations Fund - Class X, 4.25% (c)	2,106,756	2,106,756
TOTAL SHORT-TERM INVESTMENTS (Cost $2,106,756)		2,106,756

TOTAL INVESTMENTS - 100.0% (Cost $36,317,342)		$74,077,321
Other Assets in Excess of Other Assets - 0.0% (d)		20,358
TOTAL NET ASSETS - 100.0%		$74,097,679

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

3

MATRIX ADVISORS VALUE ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025

ASSETS:
Investments, at value (See Note 2)	$74,077,321
Dividends receivable	58,389
Dividend tax reclaims available	6,012
Total assets	74,141,722

LIABILITIES:
Payable to adviser (See Note 3)	44,043
Total liabilities	44,043
NET ASSETS	$74,097,679

NET ASSETS CONSISTS OF:
Paid-in capital	$36,011,613
Total distributable earnings	38,086,066
Total net assets	$74,097,679

Net assets	$74,097,679
Shares issued and outstanding(a)	694,272
Net asset value per share	$106.73

COST:
Investments, at cost	$36,317,342

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

MATRIX ADVISORS VALUE ETF
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2025(a)

INVESTMENT INCOME:
Dividend income	$1,212,831
Less: Issuance fees	(134)
Total investment income	1,212,697

EXPENSES:
Investment advisory fee (See Note 3)	519,568
Fund administration and accounting fees	84,028
Federal and state registration fees	36,389
Legal fees	19,493
Custodian fees	9,983
Transfer agent fees	6,805
Trustees' fees	5,132
Reports to shareholders	2,980
Other expenses and fees	2,965
Total expenses	687,343
Expense reimbursement by Adviser	(59,282)
Net expenses	628,061
NET INVESTMENT INCOME (LOSS)	584,636

REALIZED AND UNREALIZED LOSS
Net realized gain (loss) from:
Investments	1,822,861
In-kind redemptions	7,717,809
Net realized gain (loss)	9,540,670
Net change in unrealized appreciation (depreciation) on:
Investments	1,538,525
Net change in unrealized appreciation (depreciation)	1,538,525
Net realized and unrealized gain (loss)	11,079,195
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,663,831

(a)
The Fund acquired all of the assets and liabilities of the Predecessor Mutual Fund in a reorganization on February 21, 2025. The Predecessor Mutual Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including February 21, 2025, reflects that of the Predecessor Mutual Fund.

The accompanying notes are an integral part of these financial statements.

MATRIX ADVISORS VALUE ETF
STATEMENT OF CHANGES IN NET ASSETS

	Year ended June 30, 2025(a)	Year ended June 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$584,636	$543,990
Net realized gain (loss)	9,540,670	1,687,492
Net change in unrealized appreciation (depreciation)	1,538,525	10,013,532
Net increase (decrease) in net assets from operations	11,663,831	12,245,014

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,483,686)	(1,068,279)
Total distributions to shareholders	(3,483,686)	(1,068,279)

CAPITAL TRANSACTIONS:
Shares sold	14,300,054	568,220
Shares issued in reinvestment of distributions	2,924,950	906,931
Shares redeemed	(17,078,969)	(3,757,048)
Net increase (decrease) in net assets from capital transactions	146,035	(2,281,897)

NET INCREASE (DECREASE) IN NET ASSETS	8,326,180	8,894,838

NET ASSETS:
Beginning of the year	65,771,499	56,876,661
End of the year	$74,097,679	$65,771,499

SHARES TRANSACTIONS
Shares sold	144,795	6,782
Shares issued in reinvestment of distributions	28,101	10,686
Shares redeemed	(171,015)	(44,767)
Total increase (decrease) in shares outstanding	1,881	692,392

(a)
The Fund acquired all of the assets and liabilities of the Predecessor Mutual Fund in a reorganization on February 21, 2025. The Predecessor Mutual Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including February 21, 2025, reflects that of the Predecessor Mutual Fund.

The accompanying notes are an integral part of these financial statements.

MATRIX ADVISORS VALUE ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the year ended	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of year	Total return	Net assets, end of year (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment	Ratio of expenses to average net assets after expense reimbursement / recoupment	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(c)
Matrix Advisors Value ETF
6/30/2025(d)	$94.99	0.85	16.01	16.86	(0.89)	(4.23)	(5.12)	$106.73	17.94%	$74,098	0.99%	0.91%	0.84%	26%
6/30/2024	$79.03	0.77	16.72	17.49	(0.98)	(0.55)	(1.53)	$94.99	22.36%	$65,771	1.20%	0.99%	0.90%	20%
6/30/2023	$73.48	0.73	8.33	9.06	(0.60)	(2.91)	(3.51)	$79.03	12.99%	$56,877	1.23%	0.99%	0.97%	22%
6/30/2022	$96.30	0.78	(12.88)	(12.10)	(0.78)	(9.94)	(10.72)	$73.48	-14.61%	$52,839	1.16%	0.99%	0.85%	23%
6/30/2021	$64.74	0.87	33.05	33.92	(1.49)	(0.87)	(2.36)	$96.30	53.33%	$65,227	1.21%	0.99%	1.09%	24%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.
(d)
The Fund acquired all of the assets and liabilities of the Predecessor Mutual Fund in a reorganization on February 21, 2025. The Predecessor Mutual Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including February 21, 2025, reflects that of the Predecessor Mutual Fund.

The accompanying notes are an integral part of these financial statements.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025

NOTE 1 – ORGANIZATION

Matrix Advisors Value ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to achieve a total rate of return which is comprised of capital appreciation and current income. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

The Fund is the successor to the Matrix Advisors Value Fund (the “Predecessor Mutual Fund”), which commenced operations on September 16, 1983. Matrix Asset Advisors, Inc. (the “Sub-Adviser”), the sub-adviser to the Fund, was the adviser to the Predecessor Mutual Fund. Effective February 21, 2025, the assets and liabilities of the Predecessor Mutual Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Mutual Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the Predecessor Mutual Fund and the Fund is June 30. Operations up to and including February 21, 2025 were for the Predecessor Mutual Fund. As of February 21, 2025, the net assets of the Predecessor Mutual Fund were $70,913,726, including $42,902,254 of net unrealized appreciation of investments, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 686,772 shares of the Fund and an initial NAV per share of $102.64 at the closing of the reorganization. The primary purpose of the reorganization into the Trust was to provide shareholders the continued benefit of a stable and highly regulated investment vehicle in addition to the benefits of tax efficiency. The reorganization was accomplished by a tax-free exchange of shares. The reorganization did not result in a material change to the Predecessor Mutual Fund’s investment portfolios as compared to that of the Fund. There are no material differences in accounting policies of the Predecessor Mutual Fund as compared to that of the Fund. The Fund did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor Mutual Fund did not affect the Fund’s portfolio turnover ratio for the period ended June 30, 2025.

Shares of the Fund are listed and traded on NYSE Arca, Inc.(the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 2,500 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is June 30, 2025, and the period covered by these Notes to Financial Statements is from July 1, 2024 to June 30, 2025 (the “current fiscal period”).

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$71,970,565	$—	$—	$71,970,565
Money Market Funds	2,106,756	—	—	2,106,756
Total Investments	$74,077,321	$—	$—	$74,077,321

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and net realized gains on securities normally are declared and paid on an annual basis for the Fund. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

F.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

G.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period end, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
MAVF	$(7,715,263)	$7,715,263

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.75% to the Adviser monthly based on average daily net assets. Prior to the February 21, 2025 conversion, the Predecessor Mutual Fund paid an annual rate of 0.75% to the Sub-Adviser monthly based on average daily net assets. In addition, the Predecessor Mutual Fund capped expenses at an annual rate 0.99% based on average daily net assets.

Matrix Asset Advisors, Inc. (the “Sub-Adviser”) serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$18,094,456	$23,055,003

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$13,018,642	$12,973,715

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at the current fiscal period were as follows:

Tax cost of Investments	$36,504,785
Gross tax unrealized appreciation	37,902,956
Gross tax unrealized depreciation	(330,421)
Net tax unrealized appreciation (depreciation)	$37,572,536
Undistributed ordinary income	314,956
Undistributed long-term gain	198,574
Total distributable earnings	513,530
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$38,086,066

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital losses.

At the current fiscal period, the Fund did not have any capital loss carryforwards.

MATRIX ADVISORS VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal year and fiscal year ended June 30, 2024 were as follows:

	Year ended June 30, 2025(a)	Year ended June 30, 2024(a)
Ordinary Income	$638,449	$684,262
Long Term Capital Gain	2,845,237	384,017
Total	$3,483,686	$1,068,279

(a)
The Fund acquired all of the assets and liabilities of the Predecessor Mutual Fund in a reorganization on February 21, 2025. The Predecessor Mutual Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information up to and including February 21, 2025, reflects that of the Predecessor Mutual Fund.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Matrix Advisors Value ETF and
The Board of Trustees of EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Matrix Advisors Value ETF (formerly, Matrix Advisors Value Fund, Inc.) (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 28, 2025

MATRIX ADVISORS VALUE ETF
FEDERAL TAX INFORMATION

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 5.34%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on November 6 and 11, 2024 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Matrix Advisors Value ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and Matrix Asset Advisors, Inc. (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations. The Board did receive and consider the performance of the Matrix Advisors Value Fund, Inc. (MAVFX) (the “Predecessor Mutual Fund”), which is anticipated to be reorganized into the Fund and which utilizes the same strategy as the Fund. The Board compared the Predecessor Mutual Fund’s performance to that of a peer group of ETFs, as determined by an independent consultant to the Trust. The Board noted that, for the one-year period ended September 30, 2024, the Predecessor Mutual Fund outperformed all but one fund in the peer group, although it underperformed the average of the peer group for the 3-year period. The Board noted there were too few funds in the peer group with track records of 5 or 10 years to make a meaningful comparison.

The Board also considered the Sub-Adviser’s experience in providing advisory services to mutual funds in other registered investment companies. In addition, the Board noted that the Sub-Adviser has been providing advisory services to individuals, institutional clients, and other registered funds since 1990.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that, because the Fund was the successor to the Predecessor Mutual Fund, the most relevant comparison of the Fund’s management fee and expense ratio was to those of the Predecessor Mutual Fund. The Board noted that the net expense ratio of the Predecessor Mutual Fund is 0.99%, whereas the Fund’s unitary management fee (and consequently net expense ratio) would be 0.75%.
The Board also compared the Fund’s net total expense ratio to those of a peer group of ETFs, as determined by an independent consultant to the Trust. The Board noted that, while the Fund’s proposed net total expense ratio was higher than those of the funds in the peer group, the Fund’s portfolio was expected to be more concentrated than those of the funds in its peer group and to have a higher active share than all but one fund in the peer group. Given these differences, the Board determined that the proposed overall cost structure was acceptable and noted that they would continue to monitor performance when considering fee arrangements. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and other resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses, and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. For example, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 29, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 29, 2025